Deferred Income and Others Long Term Liabilities (Tables)	12 Months Ended
Oct. 31, 2023
Deferred Income and Others Long Term Liabilities [Abstract]
Schedule of Deferred Income	Deferred income comprised of the following government grants which have not yet been earned:
	October 31,	October 31,
	2023	2022
Subsidy for the maintenance and repair of the office	172,883	236,290
Total	172,883	236,290